Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date of July 8, 2014 (in thousands):

	July 8, 2014 (As Initially Reported)	Measurement Period Adjustments	July 8, 2014 (As Adjusted)
Current assets, including cash and cash equivalents	$1,881	$(159)	$1,722
Property, plant and equipment	804	(227)	577
Identifiable intangible assets – customer relationships	1,860	70	1,930
Long term deposits	—	28	28
Goodwill	2,561	368	2,929

Total assets acquired	7,106	80	7,186
Current liabilities	(1,185)	5	(1,180)
Long-term liabilities	(13)	(85)	(98)

Net assets acquired	$5,908	$—	$5,908

Estimated Amortization Expense

The estimated amortization expense related to amortizable intangible assets for each of the five succeeding fiscal years and thereafter as of December 31, 2014 is as follows (in thousands):

Years Ending December 31,
2015	$371
2016	371
2017	371
2018	371
2019	371
Thereafter	2,357

Total	$4,212

Summary of Unaudited Pro-forma Information

The following unaudited pro forma information (in thousands) have been provided for illustrative purposes only and are not necessarily indicative of results that would have occurred had the Acquisition been in effect since January 1, 2013, nor are they necessarily indicative of future results.

	Years Ended December 31, (unaudited)
	2014	2013
Revenue	$91,993	$76,305
Net income (loss)	$549	$(3,340)
Earnings (loss) per share
Basic	$0.01	$(0.07)
Diluted	$0.01	$(0.07)

Path Logic [Member]
Estimated Amortization Expense

The estimated amortization expense related to the acquired intangible assets for each of the five succeeding fiscal years and thereafter as of December 31, 2014 is as follows (in thousands):

Years Ending December 31,
2015	$148
2016	148
2017	148
2018	148
2019	148
Thereafter	1,119

Total	$1,859